Financial investments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets [abstract]
Summary of financial investments
(a)
This caption is made up as follows:

	2024	2023
	S/(000)	S/(000)
Debt instruments measured at fair value through other comprehensive income (b) and (c)	20,377,805	20,912,184
Investments at amortized cost (d)	3,784,912	3,383,014
Investments at fair value through profit or loss (e)	1,776,567	1,556,540
Equity instruments measured at fair value through other comprehensive income (f)	458,268	444,878
Total financial investments	26,397,552	26,296,616
Accrued income
Debt instruments measured at fair value through other comprehensive income (b)	347,087	334,385
Investments at amortized cost (d)	113,286	90,990
Total	26,857,925	26,721,991

Summary of debt instruments measured at fair value through other comprehensive income
(b)
Following is the detail of debt instruments measured at fair value through other comprehensive income:

		Unrealized gross amount				Annual effective interest rates
	Amortized			Estimated	Maturity	S/		US$
2024	cost	Gains	Losses (c)	fair value		Min	Max	Min	Max
	S/(000)	S/(000)	S/(000)	S/(000)		%	%	%	%
Corporate, leasing and subordinated bonds (*)	9,867,060	111,866	(805,981)	9,172,945	Jan-25 / Feb-97	2.20	14.00	3.70	10.86
Sovereign Bonds of the Republic of Peru (**)	8,331,426	24,387	(410,536)	7,945,277	Aug-26 / Feb-55	2.81	7.12	—	—
Negotiable Certificates of Deposit issued by the Central Reserve Bank of Peru	2,113,571	370	(17)	2,113,924	Jan-25 / Jun-25	4.51	4.68	—	—
Bonds guaranteed by the Peruvian Government	554,359	6,798	(4,603)	556,554	Apr-28 / Oct-33	3.65	4.74	6.37	7.22
Global Bonds of the Republic of Peru	548,697	—	(27,058)	521,639	Jul-25 / Nov-50	—	—	5.00	6.14
Treasury Bonds of the United States of America	57,607	—	(5,082)	52,525	Nov-31 / Aug-34	—	—	4.46	4.53
Global Bonds of the United States of Mexico	18,100	—	(3,159)	14,941	Feb-34	—	—	6.51	6.51
Total	21,490,820	143,421	(1,256,436)	20,377,805
Accrued interest				347,087
Total				20,724,892

		Unrealized gross amount				Annual effective interest rates
	Amortized			Estimated	Maturity	S/		US$
2023	cost	Gains	Losses (c)	fair value		Min	Max	Min	Max
	S/(000)	S/(000)	S/(000)	S/(000)		%	%	%	%
Corporate, leasing and subordinated bonds (*)	9,443,384	83,511	(865,654)	8,661,241	Jan-24 / Feb-97	2.22	14.52	4.00	18.00
Sovereign Bonds of the Republic of Peru (**)	8,320,671	13,599	(558,282)	7,775,988	Aug-24 / Feb-55	0.95	6.82	—	—
Negotiable Certificates of Deposit issued by the Central Reserve Bank of Peru (***)	3,445,361	3,638	(15)	3,448,984	Jan-24 / Sep-24	5.60	6.66	—	—
Bonds guaranteed by the Peruvian Government	475,542	7,810	(9,722)	473,630	Oct-24 / Oct-33	2.81	4.65	7.39	7.92
Global Bonds of the Republic of Peru	498,897	—	(35,564)	463,333	Jul-25 / Dec-32	—	—	4.76	5.23
Treasury Bonds of the United States of America	76,556	26	(3,252)	73,330	Jan-24 / Feb-32	—	—	3.87	5.00
Global Bonds of the United States of Mexico	17,769	—	(2,091)	15,678	Feb-34	—	—	5.51	5.51
Total	22,278,180	108,584	(1,474,580)	20,912,184
Accrued interest				334,385
Total				21,246,569

(*) As of December 31, 2024, Inteligo Bank holds corporate bonds from several entities for approximately S/410,509,000, which guarantee loans with BMO Capital Markets Corp and Bank J. Safra Sarasin (Inteligo holds corporate bonds from several entities for approximately S/101,215,000, which guarantee loans with Bank J. Safra Sarasin, as of December 31, 2023), see Note 12(d).

(**) As of December 31, 2024 and 2023, Interbank holds Sovereign Bonds of the Republic of Peru for approximately S/1,027,038,000 and S/629,265,000, respectively, which guarantee loans with foreign banks, see Note 12(d). As of December 31, 2023, Interbank held Sovereign Bonds of the Republic of Peru for approximately S/887,454,000, which guaranteed loans with the BCRP, see Note 12(b).

(***) As of December 31, 2023, Interbank maintained Negotiable Certificates of Deposits issued by the BCRP for approximately S/785,206,000, which guaranteed loans with the BCRP, see Note 12(b).

Summary of internal credit exposures explanatory

The following table shows the credit quality and maximum exposure to credit risk based on the Group's internal credit rating of debt instruments measured at fair value through other comprehensive income as of December 31, 2024 and 2023. The amounts presented do not consider impairment.

	2024				2023
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/ (000)	S/ (000)	S/ (000)	S/ (000)	S/ (000)	S/ (000)	S/ (000)	S/ (000)
Not impaired
High grade	2,946,070	—	—	2,946,070	4,261,926	—	—	4,261,926
Standard grade	16,385,685	823,057	—	17,208,742	15,898,382	750,179	—	16,648,561
Sub-standard grade	—	222,993	—	222,993	—	—	—	-
Impaired
Individual	—	—	—	—	—	—	1,697	1,697
Total	19,331,755	1,046,050	—	20,377,805	20,160,308	750,179	1,697	20,912,184

Summary of analysis of changes in fair value and corresponding expected credit loss

The following table shows the analysis of changes in fair value and the corresponding expected credit loss:

	2024
Gross carrying amount of debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	20,160,308	750,179	1,697	20,912,184
New originated or purchased assets	4,916,977	—	—	4,916,977
Assets matured or derecognized (excluding write-offs)	(5,166,123)	(101,294)	(1,718)	(5,269,135)
Change in fair value	(218,924)	(28,365)	—	(247,289)
Transfers to Stage 1	—	—	—	—
Transfers to Stage 2	(425,221)	425,221	—	—
Transfers to Stage 3	—	—	—	—
Write-offs	—	—	—	—
Foreign exchange effect	64,738	309	21	65,068
End of year balances	19,331,755	1,046,050	—	20,377,805

	2024
Movement of the allowance for expected credit losses for debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at the beginning of the period	9,877	37,987	13,182	61,046
New originated or purchased assets	1,095	—	—	1,095
Assets matured or derecognized (excluding write-offs)	(851)	(2,808)	(256)	(3,915)
Transfers to Stage 1	—	—	—	—
Transfers to Stage 2	(1,053)	1,053	—	—
Transfers to Stage 3	—	—	—	—
Effect on the expected credit loss due to the change of the stage during the year	—	8,958	—	8,958
Others (*)	457	40,926	—	41,383
Write-offs	—	—	(13,043)	(13,043)
Recoveries	—	—	—	—
Foreign exchange effect	(142)	(409)	117	(434)
Expected credit loss at the end of the period	9,383	85,707	—	95,090

(*) Corresponds mainly to the effects on the expected loss due to changes in investment ratings that do not necessarily have resulted in stage transfers during the year.

	2023
Gross carrying amount of debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	15,770,778	945,321	418	16,716,517
New originated or purchased assets	5,810,766	—	—	5,810,766
Assets matured or derecognized (excluding write-offs)	(2,175,611)	(80,810)	—	(2,256,421)
Change in fair value	783,826	(58,954)	1,289	726,161
Transfers to Stage 1	161,781	(161,781)	—	—
Transfers to Stage 2	(109,392)	109,392	—	—
Transfers to Stage 3	—	—	—	—
Write-offs	—	—	—	—
Foreign exchange effect	(81,840)	(2,989)	(10)	(84,839)
End of year balances	20,160,308	750,179	1,697	20,912,184

	2023
Movement of the allowance for expected credit losses for debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at the beginning of the period	10,822	29,600	13,552	53,974
New originated or purchased assets	1,689	—	—	1,689
Assets matured or derecognized (excluding write-offs)	(877)	(116)	—	(993)
Transfers to Stage 1	4,198	(4,198)	—	—
Transfers to Stage 2	(183)	183	—	—
Transfers to Stage 3	—	—	—	—
Effect on the expected credit loss due to the change of the stage during the year	(4,003)	3,414	—	(589)
Others (*)	(1,739)	9,120	—	7,381
Write-offs	—	—	—	—
Recoveries	—	—	—	—
Foreign exchange effect	(30)	(16)	(370)	(416)
Expected credit loss at the end of the period	9,877	37,987	13,182	61,046

(*) Corresponds mainly to the effects on the expected loss due to changes in investment ratings that do not necessarily have resulted in stage transfers during the year.

Summary of financial instruments at fair value through profit or loss
(e)
The composition of financial instruments at fair value through profit or loss is as follows:

	2024	2023
	S/(000)	S/(000)
Equity instruments
Local and foreign mutual funds and investment funds participations	1,396,582	1,169,491
Listed shares	202,054	253,203
Non-listed shares	154,856	122,482
Debt instruments
Negotiable Certificates of Deposits	12,365	6,075
Sovereign Bonds of the Republic of Peru	8,538	-
Corporate, leasing and subordinated bonds	2,172	5,289
Total	1,776,567	1,556,540

Summary of equity instruments measured at fair value through other comprehensive income
(f)
The composition of equity instruments measured at fair value through other comprehensive income is as follow:

	2024	2023
	S/(000)	S/(000)
Listed shares (g)	420,474	407,636
Non-listed shares	37,794	37,242
Total	458,268	444,878

Summary of financial assets classified by contractual maturity
(h)
The following is the balance of investments at fair value through other comprehensive income (debt and equity instruments) and investments at amortized cost as of December 31, 2024 and 2023 classified by contractual maturity (without including accrued interest or future interest):

	2024		2023
	Investments at fair value through other comprehensive income	Investments at amortized cost	Investments at fair value through other comprehensive income	Investments at amortized cost
	S/(000)	S/(000)	S/(000)	S/(000)
Up to 3 months	1,973,030	52,301	1,933,761	—
From 3 months to 1 year	528,185	11,413	2,279,986	634,133
From 1 to 3 years	2,431,310	422,956	2,347,378	485,590
From 3 to 5 years	2,205,297	327,432	1,660,263	146,633
From 5 years onwards	13,239,983	2,970,810	12,690,796	2,116,658
Equity instruments (without maturity)	458,268	—	444,878	—
Total	20,836,073	3,784,912	21,357,062	3,383,014

Summary of stages as indicated by IFRS 9
(i)
Below are the debt instruments measured at fair value through other comprehensive income and at amortized cost according to the stages indicated by IFRS 9 as of December 31, 2024 and 2023:

	2024
Debt instruments measured at fair value through other comprehensive income and at amortized cost	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Sovereign Bonds of the Republic of Peru	11,643,674	—	—	11,643,674
Corporate, leasing and subordinated bonds	8,126,895	1,046,050	—	9,172,945
Negotiable Certificates of Deposit issued by the BCRP	2,113,924	—	—	2,113,924
Bonds guaranteed by the Peruvian government	556,554	—	—	556,554
Global Bonds of the Republic of Peru	521,639	—	—	521,639
Treasury Bonds of the United States of America	52,525	—	—	52,525
Global Bonds of the United States of Mexico	14,941	—	—	14,941
Term deposits	86,515	—	—	86,515
Total	23,116,667	1,046,050	—	24,162,717

	2023
Debt instruments measured at fair value through other comprehensive income and at amortized cost	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Sovereign Bonds of the Republic of Peru	11,083,297	—	—	11,083,297
Corporate, leasing and subordinated bonds	7,909,365	750,179	1,697	8,661,241
Negotiable Certificates of Deposit issued by the BCRP	3,448,984	—	—	3,448,984
Bonds guaranteed by the Peruvian government	473,630	—	—	473,630
Global Bonds of the Republic of Peru	463,333	—	—	463,333
Treasury Bonds of the United States of America	73,330	—	—	73,330
Global Bonds of the United States of Mexico	15,678	—	—	15,678
Term deposits	75,705	—	—	75,705
Total	23,543,322	750,179	1,697	24,295,198